Consolidated Balance Sheets (Parentheticals) - $ / shares		Mar. 31, 2026	Mar. 31, 2025
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.15	$ 0.15
Ordinary shares, shares authorized	[1]	240,000,000	240,000,000
Ordinary shares, shares issued	[1]	887,271	39,033
Ordinary shares, shares outstanding	[1]	887,271	39,033
Preferred stock, par value (in Dollars per share)		$ 0.001	$ 0.001
Preferred stock, shares authorized		10,000,000	10,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding

[1]	All share numbers and share amounts presented have been retroactively adjusted to reflect the 1-for-150 reverse share split effective April 7, 2026.